Marketable Securities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Marketable Securities [Abstract]
Marketable securities, beginning	$ 582	$ 605
Additions	1,619	110
Sale of marketable securities	(381)
Realized gain on disposition	293
Unrealized net loss	(947)	(135)
Marketable securities, ending	$ 1,166	$ 582